Annual Total Returns - BlackRock Inflation Protected Bond Portfolio (Investor A, C and Institutional) [BarChart] - Investor A, C and Institutional - BlackRock Inflation Protected Bond Portfolio - Investor A Shares
Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	11.47%
Annual Return 2012	6.62%
Annual Return 2013	(8.34%)
Annual Return 2014	2.27%
Annual Return 2015	(2.43%)
Annual Return 2016	3.89%
Annual Return 2017	2.75%
Annual Return 2018	(2.08%)
Annual Return 2019	7.94%
Annual Return 2020	11.53%